Conestoga Small Cap

Ticker	Status	Yield	Total Assets	Mstar Category
CCASX	Open	0.0%	$150 mil	Small Growth

Governance and Management

Stewardship Grade:

Portfolio Manager(s)

Bill Martindale and Bob Mitchell have run this fund since its 2002 inception. They've worked together, employing this approach, since Mitchell joined Martindale's previous firm in 1995. Martindale formed that company (Martindale Advisors) in 1989; he was previously a Dean Witter broker for 20 years and began specializing in small caps there. Joe Monahan, the third team member, joined in December 2008 after seven years at McHugh Associates and 19 years at Pitcairn Trust.

Strategy

This fund's managers take a relatively conservative approach to the small-growth universe. They like companies with strong franchises, solid returns on equity, and management teams with sound strategies that sell cheaply relative to their growth potential. The managers invest with conviction; they hold only 40 to 50 stocks and tend to hang on to their picks for three to four years, on average.

Historical Profile

Return Above Avg
Risk Low
Rating ★★★★ Above Avg

Investment Style
Equity
Stock %

2004	2005	2006	2007	2008	2009	2010	04-11
90%	97%	97%	93%	96%	98%	95%	94%

▼ Manager Change
▽ Partial Manager Change


22.6
19.0
16.0
13.0
10.0

Growth of $10,000
— Investment Values of Fund
— Investment Values of S&P 500

Performance Quartile (within Category)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010	04-11	History
		10.48	14.01	16.36	16.95	18.44	19.11	13.82	17.84	22.12	24.90	NAV
			33.60	18.83	4.39	9.45	6.43	-27.38	29.09	23.99	12.57	Total Return %
			4.92	7.95	-0.52	-6.34	0.94	9.62	2.63	8.93	3.51	+/-S&P 500
			-14.94	4.52	0.24	-3.90	-0.62	11.16	-5.38	-5.10	-0.60	+/-Russ 2000 Gr
			0.00	0.00	0.00	0.00	0.19	0.29	0.00	0.00	0.00	Income Return %
			33.60	18.83	4.39	9.45	6.24	-27.67	29.09	23.99	12.57	Capital Return %
			87	18	65	58	55	2	74	71	63	Total Rtn % Rank Cat
		0.00	0.00	0.00	0.00	0.00	0.03	0.05	0.00	0.00	0.00	Income $
		0.01	0.00	0.27	0.13	0.11	0.49	0.00	0.00	0.00	0.00	Capital Gains $
			1.54	1.60	1.35	1.35	1.15	1.10	1.10	1.10		Expense Ratio %
			-0.85	-0.43	-0.35	-0.26	-0.01	0.39	0.01	-0.26		Income Ratio %
			32	26	24	19	14	23	14	23		Turnover Rate %
		2	4	5	11	21	30	33	79	126	153	Net Assets $mil

Performance 04-30-11

	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr	Total
2007	2.39	4.71	2.53	-3.18	6.43
2008	-8.22	0.80	0.00	-21.51	-27.38
2009	-7.96	19.10	11.68	5.44	29.09
2010	2.24	-5.04	11.32	14.73	23.99
2011	8.77				

Trailing	Total Return%	+/- S&P 500	+/- Russ 2000 Gr	%Rank Cat	Growth of $10,000
3 Mo	12.72	6.19	-1.09	52	11,272
6 Mo	25.38	9.02	-1.69	63	12,538
1 Yr	30.78	13.56	0.49	37	13,078
3 Yr Avg	12.12	10.39	2.50	14	14,094
5 Yr Avg	5.93	2.98	0.79	27	13,338
10 Yr Avg					
15 Yr Avg					

Tax Analysis	Tax-Adj Rtn%	%Rank Cat	Tax-Cost Rat	%Rank Cat
3 Yr (estimated)	12.07	13	0.05	62
5 Yr (estimated)	5.73	19	0.18	18
10 Yr (estimated)				

Potential Capital Gain Exposure: 32% of assets

Rating and Risk

Time Period	Load-Adj Return %	Morningstar Rtn vs Cat	Morningstar Risk vs Cat	Morningstar Risk-Adj Rating
1 Yr	30.78			
3 Yr	12.12	+Avg	Low	★★★★★
5 Yr	5.93	+Avg	Low	★★★★
10 Yr				
Incept	12.04			

Other Measures	Standard Index S&P 500	Best Fit Index Russ 2000 Gr
Alpha	10.2	3.2
Beta	0.98	0.84
R-Squared	84	96
Standard Deviation	23.47	
Mean	12.12	
Sharpe Ratio	0.59	

Portfolio Analysis 04-30-11

Share change since 03-11 Total Stocks:44	Sector	PE	Tot Ret%	% Assets
CoStar Group, Inc.	Real Est	106.4	18.15	4.53
Sun Hydraulics, Inc.	Industrl	36.9	23.52	4.39
Bottomline Technologies,	Technology	123.5	27.96	4.01
Carbo Ceramics, Inc.	Energy	47.4	55.82	3.84
Raven Industries, Inc.	Technology	24.3	14.36	3.10
comScore, Inc.	Industrl		33.44	3.07
NVE Corporation	Technology	21.5	1.95	2.88
Hittite Microwave Corpor	Technology	25.1	5.49	2.81
Quality Systems, Inc.	Technology	46.5	29.00	2.80
⊕ Iconix Brand Group, Inc.	Cnsmr Cyc	18.6	26.83	2.71
Meridian Bioscience, Inc	Hlth care	42.9	8.33	2.61
Simpson Manufacturing	Industrl	31.1	-8.95	2.55
⊕ Tyler Technologies, Inc.	Technology	35.0	19.41	2.51
Advent Software, Inc.	Technology	60.6	-5.97	2.48
⊕ Westwood Holdings Group,	Finan Svs	22.0	-4.90	2.45
Align Technology, Inc.	Hlth care	25.4	23.54	2.42
⊕ Abaxis, Inc.	Hlth care	48.1	8.19	2.37
FactSet Research Systems	Industrl	31.4	16.94	2.35
Morningstar, Inc.	Industrl	33.9	8.61	2.35
Rollins, Inc.	Industrl	34.4	6.53	2.34

Current Investment Style

Value Blnd Growth — Large / Mid / Small

Market Cap	%
Giant	0.0
Large	0.0
Mid	21.4
Small	62.8
Micro	15.9
Avg $mil: 1,289	

Value Measures		Rel Category
Price/Earnings	29.60	1.43
Price/Book	3.83	1.44
Price/Sales	3.66	2.44
Price/Cash Flow	17.53	1.88
Dividend Yield %	1.49	1.27

Growth Measures	%	Rel Category
Long-Term Erngs	17.72	1.16
Book Value	12.99	3.04
Sales	8.35	2.69
Cash Flow	5.69	22.76
Historical Erngs	8.71	2.12

Profitability	%	Rel Category
Return on Equity	17.01	1.35
Return on Assets	11.97	2.13
Net Margin	14.23	2.06

Sector Weightings	% of Stocks	Rel S&P 500	3 Year High	3 Year Low
Cyclical	10.28	0.35		
BasicMat	0.00	0.00	30	10
CnsmrCyc	2.88	0.33	13	5
FinanSvs	2.60	0.16	2	0
Real Est	4.80	3.64	4	0
Sensitive	74.19	0.49		
CommSrvs	0.00	0.00	9	3
Energy	8.94	0.84	4	1
Industrl	27.03	2.43	23	7
Technlgy	38.22	2.17	10	3
Defensive	15.54	1.88		
CnsmrDef	3.80	0.32	17	11
Hlthcare	11.74	0.99	7	0
Utilities	0.00	0.00	30	19

Composition - Net



Cash	3.3
Stocks	96.7
Bonds	0.0
Other	0.0
Foreign (% of Stock)	3.6

Morningstar's Take by Andrew Gogerty 07-01-10

Conestoga Small Cap clearly delivers on its promise.

Many funds, both in and out of the small-cap space, have management teams stressing their focus on strong cash flows, solid balance sheets, and proven management teams. The refreshing clarity at this fund is that its portfolio metrics clearly back up comanager Bill Martindale and Bob Mitchell's claims. Its 14% net margin is one of the small-growth category's highest, as is its 11% return on assets. In addition, more than 75% of the portfolio is invested in stocks with no debt or that maintain a net debt position (cash is greater than outstanding debt). At the same time, more than half of assets are in stocks with double-digit returns on invested capital, highlighting the team's focus not only on strong financials, but prudent use of capital.

Not surprisingly, the portfolio reflects a true actively managed, long-term philosophy as well. The fund typically holds just 40-50 stocks and turnover has typically been below 25% per year, both among the category's lowest. The team will also show conviction in their research. The fund's 38% stake in technology stocks is double the 19% category norm, but reflects the team's preference for growing, sustainable cash flows available from many subscription-model software firms in the space.

The team's loathing of shaky financials and cyclically driven businesses helped preserve capital better than nearly everyone during 2008's downturn, though its 27% decline was still painful. Their focus on quality helped preserve capital, and over time that fortitude during market downturns has kept the fund on pace with peers despite not topping the charts on a year-in, year-out basis. In addition, the volatility of returns (as measured by standard deviation) is among the category's lowest. Owning the fund over long periods is key to reaping its full reward, but its profile has merit in an oft volatile space.

Address:	259 N Radnor-Chester Rd Radnor, PA 19087 800-320-7790	Minimum Purchase:	$2500	Add: $0	IRA: $2500
		Min Auto Inv Plan:	$500	Add: —	
		Sales Fees:	No-load		
Web Address:	www.conestogacapital.com	Management Fee:	1.20%		
Inception:	10-01-02	Actual Fees:	Mgt:1.20%	Dist: —	
Advisor:	Conestoga Capital Advisors, LLC	Expense Projections:	3Yr:$380	5Yr:$668	10Yr:$1488
Subadvisor:	None	Income Distribution:	Annually		
NTF Plans:	Schwab OneSource				

The Conestoga Small Cap Fund can be purchased fund direct, or is available through most major mutual fund platforms. Please visit www.conestogacapital.com or contact Conestoga Capital Advisors for additional instructions. Conestoga Small Cap Fund characteristics are generated by Morningstar for this Mutual Fund Report. Performance is based upon closing NAV calculation on listed dates and represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. Performance data includes reinvestment of dividends. Investment returns and principal value of an investment in Conestoga Small Cap Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For the Fund's daily NAV, list of additional holdings, total return as of the most recent month-end and a copy of the Fund's prospectus, please visit www.conestogacapital.com or call 1-800-320-7790. The prospectus contains information about the Fund's investment objective, risks, charges, and expenses which an investor should consider before investing.